UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D. C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


  1.          Name and address of issuer:

              A.G. Separate Account A
       2929 Allen Parkway, L12-01
               Houston, Texas 77019

    2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

    3.     Investment Company Act File  Number:   811-08862
               Securities Act File  Number:    333-70801,033-86464

    4(a).   Last day of fiscal year for which this notice is filed:
      December 31, 2000

    4(b).   [] Check box if this Form is being filed late (i.e., more
      than 90 calendar days after the end of the issuers fiscal
      year).  (See instruction A.2)

    Note: If this Form is being filed late, interest must be paid on the registration fee due.
    4(c).   [] Check box if this is the last time issuer will be
      filing this Form.     N/A

    5.     Calculation of registration fee:

      (i)Aggregate sale price of securities sold during the $ 212,908,812 fiscal year pursuant to section 24(f):

      (ii)Aggregate price of securities redeemed or
          repurchased during the fiscal year:
          $  70,445,816

      (iii)   Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1997 that were not
          previously used to reduce registration fees payable
          to the Commission:
          $      0

      (iv)Total available redemption credits (add Items 5(ii)
          and 5(iii):                                            $
          70,445,816



      (v)Net sales - If Item (5 (i) is greater than Item 5(iv)
          [subtract
          Item 5(iv) from Item 5(i)]:                            $
          142,462,996



              (vi) Redemption credits available for use in future
years     $(          )
                     --if Item (5i) is less than Item 5(iv)
[subtract Item
                     5(iv) from Item 5(I)]:

      (vii)   Multiply for determining registration fee (See
          Instruction C.9):   x .00025

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter AO@ if no fee is due):
        =$ 35,615.75


  6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
     or other units) deducted here:            .  If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

  7. Interest due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                           +$   0

     8. Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                          =$ 35,615.75

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

        Method of Delivery:        March 20,2001

           [X]Wire Transfer
           [   ]    Mail or other means




                 SIGNATURES

  This report has been signed below by the following  persons on
  behalf of the issuer and in the        capacities and on the dates
  indicated.

     By (Signature  and Title)*


                                             Edward P. Millay
                Vice President & Controller
  Date   March 20,2001

          * Please print the name and title of the signing officer below the signature.